LONG TERM DEBT (Schedule of Interest Expense Related) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of debt issuance costs	$ 13,547	$ 379
Interest expense	9,580	$ 1,861	$ 66
Exchangeable Notes [Member]
Amortization of debt issuance costs	609
Non-cash amortization of debt discount	6,278
Interest expense	3,414
Net liability carrying amount	$ 10,301
Equity component - net carrying value	4.68%